Deposits for Property and Equipment (Details) - Schedule of Deposits for Property and Equipment - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Deposits For Property and Equipment [Abstract]
Deposits for mining equipment	$ 59,073,377	$ 66,244,707
Less: impairment of deposits for mining equipment	(54,423,377)	(2,561,110)
Deposits for property and equipment total	$ 4,650,000	$ 63,683,597